Shareholder's Equity (Details) - USD ($) $ in Millions		9 Months Ended				12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Components of accumulated other comprehensive income
Unrealized holding gains (losses) on securities arising during the period, pretax		$ (251)				$ 284		$ (279)
Unrealized holding gains (losses) on securities arising during the period, tax		88				(99)		98
Unrealized holding gains (losses) on securities arising during the period, net of tax		(163)		$ 140		185		(181)		$ 272
Reclassification adjustment for realized (gains) losses included in net earnings, pretax	[1]	(3)				(35)		(70)
Reclassification adjustment for realized (gains) losses included in net earnings, tax	[1]	1				12		24
Reclassification adjustment for realized (gains) losses included in net earnings, net of tax		(2)		(17)		(23)		(46)		(46)
Accumulated other comprehensive income, net unrealized gains (losses) on securities, beginning balance		469	[2]	307	[2]	307	[2]	534	[2]	308
Other comprehensive income, net unrealized gains (losses) on securities, pretax		(254)				249		(349)		347
Other comprehensive income, net unrealized gains (losses) on securities, tax		89				(87)		122		(121)
Total net unrealized gains (losses) on securities		(165)		123		162		(227)		226
Accumulated other comprehensive income, net unrealized gains (losses) on securities, ending balance	[2]	304				469		307		534
Accumulated other comprehensive income, net unrealized gains (losses) on cash flow hedges, beginning balance		0		0		0
Other comprehensive income, net unrealized gains (losses) on cash flow hedges, pretax		3				0
Other comprehensive income, net unrealized gains (losses) on cash flow hedges, tax		(1)				0
Other comprehensive income, net unrealized gains (losses) on cash flow hedges, net of tax		2		0		0		0		0
Accumulated other comprehensive income, net unrealized gains (losses) on cash flow hedges, ending balance		2				0		0
Accumulated other comprehensive income (loss), total, beginning balance		469		307		307
Other comprehensive income (loss), total, pretax		(251)				249
Other comprehensive income (loss), total, tax		88				(87)
Other comprehensive income (loss), net of tax		(163)		$ 123		162		(227)		$ 226
Accumulated other comprehensive income (loss), total, ending balance		$ 306				$ 469		$ 307

[1]	The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Consolidated Statement of Earnings: OCI component Affected line in the Consolidated Statement of Earnings Pretax Realized gains on securities Tax Provision for income taxes
[2]	Includes net unrealized gains of $33 million at September 30, 2015 (unaudited) compared to net unrealized gains of $37 million, $35 million and $23 million at December 31, 2014, 2013 and 2012, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.